SEGMENT DATA AND RELATED INFORMATION - Additional Information - Q2 (Details) - Country	Jun. 30, 2016	Dec. 31, 2015
Outside of the United States [Member]
Segment Reporting Information [Line Items]
Number of countries in which entity operates (countries)	23	22